Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 94	£ 97
– past service cost/(credit), curtailments and settlements	7	(1)
– interest on scheme liabilities	425	397
– interest on scheme assets	(396)	(370)
– interest on unrecognised funded scheme surpluses		2	£ 2
Defined benefit schemes	130	125
Defined contribution schemes	97	87
Total amount recognised in the income statement	227	212	215
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	92	95
– past service cost/(credit), curtailments and settlements	7
– interest on scheme liabilities	391	364
– interest on scheme assets	(388)	(362)
– interest on unrecognised funded scheme surpluses		2	£ 2
Defined benefit schemes	102	99
Defined contribution schemes	97	87
Total amount recognised in the income statement	199	186
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	2	2
– past service cost/(credit), curtailments and settlements		(1)
– interest on scheme liabilities	34	33
– interest on scheme assets	(8)	(8)
Defined benefit schemes	28	26
Total amount recognised in the income statement	£ 28	£ 26